Financial liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
a)   Breakdown
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2023 and 31 December 2022, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2023			31-12-2022
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss (*)	Financial liabilities at amortised cost
Derivatives	62,259			64,891
Short Positions	22,352			22,515
Deposits	50,277	30,536	1,115,908	27,779	34,841	1,111,887
Central banks	16,216	829	58,644	5,757	1,740	76,952
Credit institutions	14,140	2,410	90,704	9,796	1,958	68,582
Customer	19,921	27,297	966,560	12,226	31,143	966,353
Debt instruments	—	5,684	285,869	—	5,427	274,912
Other financial liabilities	—	—	45,105	—	—	37,059
Total	134,888	36,220	1,446,882	115,185	40,268	1,423,858
(*) See impact of IFRS 17 as at 31 December 2022 (see Note 1.b)
b)   Information on issues, repurchases or redemptions of debt instruments issued
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2023	31-12-2022
Bonds and debentures outstanding	217,735	211,597
Subordinated	26,864	25,717
Promissory notes and other securities	46,954	43,025
Total debt instruments issued	291,553	280,339
The detail, at 30 June 2023 and 2022, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2023 and 2022:

	EUR million
	30-06-2023
	Opening balance at 01-01-23	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 06-30-23
Bonds and debentures outstanding	211,597	(1,467)	34,438	(28,534)	1,701	217,735
Subordinated	25,717	—	1,500	(36)	(317)	26,864
Bonds and debentures outstanding and subordinated liabilities issued	237,314	(1,467)	35,938	(28,570)	1,384	244,599

	EUR million
	30-06-2022
	Opening balance at 01-01-22	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 06-30-22
Bonds and debentures outstanding	194,362	—	33,800	(27,376)	3,837	204,623
Subordinated	25,938	—	113	(853)	635	25,833
Bonds and debentures outstanding and subordinated liabilities issued	220,300	—	33,913	(28,229)	4,472	230,456
At 23 May 2023, Banco Santander, S.A. carried out an issue of subordinated bonds for an amount of EUR 1,500 million at a term of 10 years and 3 months. The issue coupon was fixed at 5.75% per year for the first 5 years and 3 months, with an option to redeem in August 2028, revising the coupon, in the event of non-amortization, even a margin of 285 points more the 5-year Euro Swap rate.
At 25 April 2022, Banco Santander, S.A. proceeded to prepay all the Tier 1 Contingently Convertible Preferred Securities with ISIN code XS1602466424 and common code 160246642 in circulation, for a total nominal amount of 750 million euros and which trade on the Irish Stock Market 'Global Exchange Market' (the 'PPCC').
c)    Other issues guaranteed by Grupo Santander
At 30 June 2023 and 2022, there were no debt instruments issued by associates or non-Group third parties (unrelated) that had been guaranteed by Banco Santander or any other Group entity.
d)   Fair value of financial liabilities not measured at fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2023 and 31 December 2022:

	EUR million
	30-06-2023		31-12-2022
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,115,908	1,114,308	1,111,887	1,108,918
Debt instruments	285,869	276,186	274,912	263,191
Liabilities	1,401,777	1,390,494	1,386,799	1,372,109
Additionally, other financial liabilities are accounted for EUR 45,105 million and EUR 37,059 million as of 30 June 2023 and 31 December 2022, respectively.
The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table are detailed in Note 50.c of the consolidated annual accounts for 2022, other than those mentioned in these interim financial statements.